Accumulated Other Comprehensive Income (Loss)(Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Analysis Of Other Comprehensive Income By Item Abstract [Abstract]
Schedule Of Changes Of Accumulated Other Comprehensive Income Table Text Block [Text Block]

Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer to retained earnings		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(234,401)	￦	(76,999)	￦	—	￦	—	￦	21,172	￦	(290,228)
Exchange differences on translating foreign operations		(5,784)		37,938		5,353		—		(5,714)		31,793
Net gains on financial instruments at fair value through other comprehensive income		450,694		106,984		(82,662)		25,483		(13,168)		487,331
Share of other comprehensive income (loss) of associates and joint ventures		(4,377)		10,842		—		—		(3,147)		3,318
Gains (losses) on cash flow hedging instruments		5,849		(65,323)		21,604		—		10,537		(27,333)
Losses on hedging instruments of net investments in foreign operations		(33,092)		(13,410)		1,316		—		3,194		(41,992)
Other comprehensive income arising from separate account		15,017		21,029		(16,364)		—		(1,301)		18,381
Fair value changes on financial liabilities designated at fair value due to own credit risk		(8,954)		(15,666)		—		—		4,294		(20,326)
Net gains (losses) on overlay approach adjustment		(7,146)		269,643		(2,603)		—		(72,817)		187,077

	￦	177,806	￦	275,038	￦	(73,356)	￦	25,483	￦	(56,950)	￦	348,021

	2020
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer to retained earnings		Tax effect		Ending
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(290,228)	￦	(13,888)	￦	—	￦	—	￦	3,792	￦	(300,324)
Exchange differences on translating foreign operations		31,793		(177,894)		—		—		14,988		(131,113)
Net gains on financial instruments at fair value through other comprehensive income		487,331		757,236		(112,020)		(326,410)		(88,907)		717,230
Share of other comprehensive income (loss) of associates and joint ventures		3,318		(3,923)		(5,900)		—		2,976		(3,529)
Losses on cash flow hedging instruments		(27,333)		(48,034)		39,190		—		7,580		(28,597)
Gains (losses) on hedging instruments of net investments in foreign operations		(41,992)		88,769		—		—		(24,500)		22,277
Other comprehensive income arising from separate account		18,381		2,834		(16,188)		—		3,671		8,698
Fair value changes on financial liabilities designated at fair value due to own credit risk		(20,326)		12,169		—		—		(3,350)		(11,507)
Net gains on overlay approach adjustment		187,077		248,688		(34,926)		—		(61,637)		339,202

	￦	348,021	￦	865,957	￦	(129,844)	￦	(326,410)	￦	(145,387)	￦	612,337